PGOF-P14 09/24

Prospectus and Statement of Additional Information Supplement (“SAI”)	September 30, 2024

George Putnam Balanced Fund*	Putnam New York Tax Exempt Income Fund*
Putnam California Tax Exempt Income Fund*	Putnam Ohio Tax Exempt Income Fund*
Putnam Convertible Securities Fund*	Putnam Pennsylvania Tax Exempt Income Fund*
Putnam Core Bond Fund*	Putnam Research Fund*
Putnam Core Equity Fund*	Putnam Retirement Advantage 2025 Fund*
Putnam Diversified Income Trust*	Putnam Retirement Advantage 2030 Fund*
Putnam Dynamic Asset Allocation Balanced Fund*	Putnam Retirement Advantage 2035 Fund*
Putnam Dynamic Asset Allocation Conservative Fund*	Putnam Retirement Advantage 2040 Fund*
Putnam Dynamic Asset Allocation Equity Fund	Putnam Retirement Advantage 2045 Fund*
Putnam Dynamic Asset Allocation Growth Fund*	Putnam Retirement Advantage 2050 Fund*
Putnam Emerging Markets Equity Fund*	Putnam Retirement Advantage 2055 Fund*
Putnam Floating Rate Income Fund*	Putnam Retirement Advantage 2060 Fund*
Putnam Focused Equity Fund*	Putnam Retirement Advantage 2065 Fund*
Putnam Focused International Equity Fund*	Putnam Retirement Advantage Maturity Fund*
Putnam Global Health Care Fund *	Putnam Short Duration Bond Fund*
Putnam Global Income Trust*	Putnam Short Term Investment Fund
Putnam Global Technology Fund*	Putnam Short-Term Municipal Income Fund*
Putnam Government Money Market Fund	Putnam Small Cap Growth Fund*
Putnam High Yield Fund*	Putnam Small Cap Value Fund*
Putnam Income Fund*	Putnam Strategic Intermediate Municipal Fund*
Putnam Intermediate-Term Municipal Income Fund*	Putnam Sustainable Future Fund*
Putnam International Capital Opportunities Fund*	Putnam Sustainable Leaders Fund*
Putnam International Equity Fund*	Putnam Sustainable Retirement 2025 Fund*
Putnam International Value Fund*	Putnam Sustainable Retirement 2030 Fund*
Putnam Large Cap Growth Fund*	Putnam Sustainable Retirement 2035 Fund*
Putnam Large Cap Value Fund*	Putnam Sustainable Retirement 2040 Fund*
Putnam Massachusetts Tax Exempt Income Fund*	Putnam Sustainable Retirement 2045 Fund*
Putnam Minnesota Tax Exempt Income Fund*	Putnam Sustainable Retirement 2050 Fund*
Putnam Money Market Fund	Putnam Sustainable Retirement 2055 Fund*
Putnam Mortgage Opportunities Fund*	Putnam Sustainable Retirement 2060 Fund*
Putnam Mortgage Securities Fund*	Putnam Sustainable Retirement 2065 Fund*
Putnam Multi-Asset Income Fund*	Putnam Sustainable Retirement Maturity Fund*
Putnam New Jersey Tax Exempt Income Fund*	Putnam Tax Exempt Income Fund*
Putnam Tax-Free High Yield Fund*
Putnam Ultra Short Duration Income Fund*
Putnam Ultra Short MAC Series

For each fund marked with an asterisk above, effective immediately, the following are added to the section of each fund’s Prospectus titled “How do I buy fund shares? – Which class of shares is best for me? – Class R6 shares”, as eligible investors of Class R6 Shares:

- affiliated investment companies (whether registered or private) that have been approved by Franklin Distributors or an affiliate

- college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code

For each fund marked with an asterisk above, effective immediately, the following are added to the section of each fund’s Prospectus titled “How do I buy fund shares? – Which class of shares is best for me? – Class Y shares”, as eligible investors of Class Y Shares:

- other funds and investment products sponsored by the Investment Manager or an affiliate, including other Franklin Templeton investment managers

- affiliated investment companies (whether registered or private) that have been approved by Franklin Distributors or an affiliate

For all funds except Putnam Short Term Investment Fund and Putnam Ultra Short MAC Series

Effective immediately, the first sentence of the paragraph titled By telephone under the heading How do I sell or exchange fund shares? in each fund’s Prospectus is deleted and replaced in its entirety with the following:

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $250,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply.

Effective immediately, the first sentence of the paragraph titled Additional Requirements under the heading How do I sell or exchange fund shares? in each fund’s Prospectus is deleted and replaced in its entirety with the following:

Additional requirements. In certain situations, for example, if you sell shares with a value of $250,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions.

For all funds

Effective immediately, the section titled SIGNATURE GUARANTEES in each fund’s SAI is deleted and replaced in its entirety with the following:

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $250,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

Effective immediately, the sub-section titled Statement of Intention in the section titled HOW TO BUY SHARES in each fund’s SAI is deleted and replaced in its entirety with the following:

Statement of Intention. Investors may also obtain the reduced sales charges for class A, class M or class N shares shown in the prospectus for investments of a particular amount by means of a Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam Fund (excluding Putnam money market funds, Putnam Multi-Asset Income Fund, Putnam Ultra Short Duration Income Fund, and Putnam Ultra Short MAC Series), including through an account established as part of a Section 529 college savings plan managed by the Investment Manager. Each purchase of class A shares, class M shares or class N shares under a Statement of Intention will be made at the lesser of (i) the offering price applicable at the time of such purchase and (ii) the offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Ultra Short Duration Income Fund acquired by exchange of such eligible shares, and any class N shares of Putnam Ultra Short Duration Income Fund). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares, class M shares or class N shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Franklin Distributors from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns to Franklin Distributors any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Franklin Distributors. Franklin Distributors will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employer-sponsored retirement plans.

Statement of Intention forms may be obtained from Franklin Distributors or from investment dealers or may be completed via phone by calling 1-800-225-1581. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Shareholders should retain this Supplement for future reference.